SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Trade and other payable
Other receivables	$ 16,255,750	$ 11,153,705
Total	4,995,144	3,345,632
Parent company
Trade and other payable
Other receivables		770,549
Parent companies and related parties to Parent
Trade and other payable
Other receivables		770,549
Shareholders and other other related parties
Trade and other payable
Trade receivables	444,095
Other receivables - Other related parties
Trade and other payable
Other receivables	129,167	134,172
Joint ventures
Trade and other payable
Trade receivables	1,741,964	221,048
Other receivables	$ 2,679,918	$ 2,219,863